Operations - Initial public offering ("IPO") and followed offerings (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended		12 Months Ended
	Oct. 03, 2022	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares	Nov. 30, 2021 USD ($)
Operations and Reorganization [Line Items]
Net proceeds from the offering, after deducting offerings expenses				¥ 2,689,380
Convertible senior notes aggregate principal amount					¥ 4,849,993	¥ 95,692
Convertible senior notes due December 2026 [Member]
Operations and Reorganization [Line Items]
Convertible senior notes aggregate principal amount		¥ 2,600,000			¥ 93,500	¥ 95,600		$ 384,800,000	$ 1,600,000,000
Percentage of convertible notes		0.50%						0.50%
Hong Kong Stock Exchange [Member]
Operations and Reorganization [Line Items]
Date of conversion of the company from the secondary listing series to primary listing	Oct. 03, 2022
ADSs
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares) | shares		15,344,000	15,344,000
Price per share | $ / shares								$ 26.65
Net proceeds from the offering, after deducting offerings expenses		¥ 2,700,000	$ 396,900,000
ADSs | Convertible senior notes due December 2026 [Member]
Operations and Reorganization [Line Items]
Convertible senior notes aggregate principal amount | $									$ 1,000
Debt instrument repurchased amount		¥ 2,200,000		¥ 2,200,000			$ 331,200,000	$ 331,200,000